SUBSEQUENT EVENTS (Details)	Jan. 23, 2026 ARS ($)	Apr. 23, 2026 ARS ($)	Jan. 23, 2026 USD ($)	Dec. 31, 2025 ARS ($)	Jul. 24, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Sep. 11, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount				$ 297,908,081,000		$ 224,818,416,000
Capital				$ 58,348,000		$ 58,348,000
Corporate Notes - Serie Class 3
Disclosure of non-adjusting events after reporting period [line items]
Amount							$ 55,000,000
Borrowings interest rate							7.49%
Capital					$ 11,866,417
Exchange ratio					1.031
Major Debt Transactions | Corporate Notes - Serie Class 6
Disclosure of non-adjusting events after reporting period [line items]
Amount			$ 60,000,000
Borrowings interest rate	6.50%		6.50%
Proceeds from issued capital	$ 57,059,291
Major Debt Transactions | Corporate Notes - Serie Class 3
Disclosure of non-adjusting events after reporting period [line items]
Capital	$ 2,844,941
Exchange ratio	1.0337		1.0337
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Nominal value allocated to optional reserve for future dividends		$ 23,585,000,000